UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 16, 2023 to January 18, 2024

Commission File Number of issuing entity:  333-180779-04

Central Index Key Number of issuing entity:  0001577311

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-180779

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3909158
38-3909159
38-3909160
38-7092979
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

TitleofClassSection12(b)Section12(g)Section15(d)NameofExchange(IfSection12(b))

A-1	X
A-2	X
A-3	X
A-4	X
A-5	X
A-SB	X
A-S	X
B	X
C	X
PST	X
X-A	X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 18, 2024 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 18, 2024

NumberofDelinquencies30+days%ofDelinquencies30+daysbyPoolBalanceNumberofLoans/REOswithLossesAverageNetLoss

1	37.02%	4	$8,098,001.34

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, and CIBC Inc. (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 16, 2023 to January 18, 2024.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2023. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on November 13, 2023. The CIK number for Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on February 14, 2023. The CIK number for CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10, relating to the January 18, 2024 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: February 1, 2024